SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Compensation
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

The Company’s share-based compensation plan includes stock options and Restricted Share Units (“RSU”). The Company has reserved up to 15% of the issued and outstanding Common Shares for the granting of stock options and RSU to eligible Employees, Officers, Directors and external consultants.

Common shares outstanding, Dec 31, 2021	111,202,690
Share-based compensation available for issuance: 15%		16,680,404
Stock options outstanding, Dec 31, 2021		(5,257,089)
RSU outstanding, Dec 31, 2021		(1,581,607)
Share-based compensation available for future grants		9,841,708

(a) Stock Options

The Company granted stock options to acquire common stock through our stock option plan of which the following are outstanding as December 31:

	2021		2020		2019
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
		$		$		$
Balance, January 1	2,923,770	1.76	1,714,421	3.60	925,782	12.70
Granted	3,725,845	1.87	2,076,785	0.95	879,412	2.75
Forfeited	(1,237,635)	2.11	(867,436)	3.10	(90,773)	15.04
Expired	(135,323)	2.83	-	-	-	-
Exercised	(19,568)	0.73	-	-	-	-
Balance, December 31	5,257,089	1.73	2,923,770	1.76	1,714,421	3.60
Exercisable, December 31	1,214,023	2.44	584,585	3.49	663,853	4.67

The following table summarizes the stock options outstanding and exercisable at December 31, 2021:

	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
		(years)	$		$
Range of Exercise Prices
$0.52 - $1.00	1,839,867	5.9	0.90	417,717	0.90
$1.01 - $2.00	1,871,433	6.4	1.62	128,683	1.36
$2.01 - $3.00	910,758	6.1	2.22	35,925	2.55
$3.01 - $4.00	623,550	2.4	3.60	620,217	3.60
$4.01 - $7.12	11,481	3.5	7.12	11,481	7.12
Balance, December 31	5,257,089	5.7	1.73	1,214,023	2.44

F - 18

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)

The Company uses the Black-Scholes valuation model to estimate the fair value. The estimated fair value of stock options granted during the year was determined using the following weighted average assumptions:

	2021	2020	2019
Risk-free interest rate	0.48%	0.30%	1.44%
Expected hold period to exercise	3.4 years	4.0 years	3.5 years
Expected share price volatility	157.52%	149.61%	97.91%
Expected dividend yield	Nil	Nil	Nil
Weighted average of fair value of options	$1.59	$0.89	$1.49

(b) Restricted Share Units

The Company granted RSUs to Officers and Directors through our incentive share award plan. Grants of RSUs to Directors vest either immediately or on the date of the next Annual General Meeting. Grants of RSUs to Officers vest over a four-year period. The following RSUs are outstanding at December 31:

Number of RSUs
Balance at January 1, 2021	--
Granted	2,291,815
Released	--
Cancelled	(710,208)
Balance at December 31, 2021	1,581,607

(c) Stock-Based Compensation

The following table shows the stock-based compensation expense.

	Year ended December 31
	2021	2020	2019
	$	$	$
Stock options	1,973	1,097	1,651
RSUs	1,695	-	-
G&A - Stock options & RSUs	3,668	1,097	1,651
R&D - Stock options	368	-	-
Share-based compensation expense	4,036	1,097	1,651

F - 19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)